Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ 261	$ 177	$ 479	$ (160)